Schedule of Disaggregation of Revenue (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total	¥ 254,222	¥ 354,008
Sales of Software [Member]
Disaggregation of Revenue [Line Items]
Total	97,199	63,597
Consulting and Support Services [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 157,023	¥ 290,411